Florida Insured Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings(Unaudited)  Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.8%
-------------------------------------------------------------------------
 Aaa       AAA      $1,160     Dade County, Professional
                               Sports Franchise, (MBIA),
                               Escrowed to Maturity,
                               0.00%, 10/1/19                $   423,852
 Aaa       AAA          70     North Port, Utility
                               Revenue, (FGIC),
                               Prerefunded to 10/1/02,
                               6.25%, 10/1/17(1)                  78,001
-------------------------------------------------------------------------
                                                             $   501,853
-------------------------------------------------------------------------

Housing -- 13.7%
-------------------------------------------------------------------------
 Aaa       NR       $  345     Duval County HFA, SFMR,
                               (GNMA), (AMT), 6.70%,
                               10/1/26                       $   371,555
 Aaa       AAA         750     Escambia County HFA, SFMR,
                               (GNMA), (AMT), 7.00%, 4/1/28      829,253
 Aaa       NR          715     Manatee County, HFA, SFMR,
                               (GNMA), (AMT), 6.875%,
                               11/1/26                           804,754
 Aaa       NR        1,000     Pinellas County HFA, SFMR,
                               (AMT), 5.80%, 3/1/29            1,039,420
 NR        AAA         795     Pinellas County HFA, SFMR,
                               (GNMA), (AMT), 6.70%, 2/1/28      857,678
-------------------------------------------------------------------------
                                                             $ 3,902,660
-------------------------------------------------------------------------

Insured-Education -- 1.9%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Florida A&M University,
                               (Student Apartment
                               Facilities), (MBIA),
                               5.625%, 7/1/25                $   529,880
-------------------------------------------------------------------------
                                                             $   529,880
-------------------------------------------------------------------------

Insured-Electric Utilities -- 8.3%
-------------------------------------------------------------------------
 Aaa       AAA      $  445     Citrus County, PCR, (MBIA),
                               6.35%, 2/1/22                 $   488,094
 Aaa       AAA         895     Florida State Municipal
                               Power Agency, (Stanton),
                               (AMBAC), 4.50%, 10/1/27           835,554
 Aaa       AAA       1,000     Puerto Rico Electric Power
                               Authority, (MBIA), 5.50%,
                               7/1/25                          1,043,580
-------------------------------------------------------------------------
                                                             $ 2,367,228
-------------------------------------------------------------------------

Insured-General Obligations -- 8.5%
-------------------------------------------------------------------------
 Aaa       AAA     $ 1,000     Florida Board of Education,
                               (Capital Outlay), (FGIC),
                               4.50%, 6/1/23(2)              $   944,120
 Aaa       AAA       1,000     Florida Board of Education,
                               (Capital Outlay), (MBIA),
                               4.50%, 6/1/24(2)                  944,330
 Aaa       AAA         500     Miami-Dade County, School
                               District, (FSA), 5.375%,
                               8/1/15                            547,210
-------------------------------------------------------------------------
                                                             $ 2,435,660
-------------------------------------------------------------------------

Insured-Hospital -- 2.6%
-------------------------------------------------------------------------
 Aaa       AAA      $  200     Dade, Public Facilities
                               Revenue, (Jackson Memorial
                               Hospital), (MBIA), 4.875%,
                               6/1/15                        $   200,854
 Aaa       AAA         500     Sarasota County, Public
                               Hospital Board, (Sarasota
                               Memorial Hospital), (MBIA),
                               5.25%, 7/1/24                     528,645
-------------------------------------------------------------------------
                                                             $   729,499
-------------------------------------------------------------------------

Insured-Housing -- 11.3%
-------------------------------------------------------------------------
 NR        A        $  500     Clearwater HFA, (Hamptons
                               at Clearwater), (ACA),
                               5.35%, 5/1/24                 $   508,955
 Aaa       AAA         500     Florida HFA, (Maitland Club
                               Apartments), (AMBAC),
                               (AMT), 6.875%, 8/1/26             551,985
 Aaa       AAA       1,000     Florida HFA, (Mariner Club
                               Apartments), (AMBAC),
                               (AMT), 6.375%, 9/1/36           1,087,710
 Aaa       AAA         500     Florida HFA, (MBIA), (AMT),
                               5.90%, 7/1/29                     529,515
 Aaa       AAA         500     Florida HFA, (Spinnaker
                               Cove Apartments), (AMBAC),
                               (AMT), 6.50%, 7/1/36              547,060
-------------------------------------------------------------------------
                                                             $ 3,225,225
-------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 1.9%
------------------------------------------------------------------------
 Aaa       AAA      $  500     Dade County Resources
                               Recovery Facilities,
                               (AMBAC), (AMT),
                               5.50%, 10/1/13(1)             $   537,000
-------------------------------------------------------------------------
                                                             $   537,000
-------------------------------------------------------------------------

                       See notes to financial statements

Florida Insured Municipals Portfolio as of January 31, 1999
PORTFOLIO OF INVESTMENTS CONT'D

Ratings(Unaudited)  Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
-------------------------------------------------------------------------

Insured-Miscellaneous -- 1.7%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Jacksonville, Capital
                               Improvement Revenue,
                               (Stadium Project), (AMBAC),
                               4.75%, 10/1/25                $   485,610
-------------------------------------------------------------------------
                                                             $   485,610
-------------------------------------------------------------------------

Insured-Special Tax Revenue -- 16.8%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Bradenton, Special Revenue
                               Sub-Lien, (FGIC), 5.00%,
                               10/1/15                       $   512,880
 Aaa       AAA       1,000     Jacksonville, Excise Taxes
                               Revenue, (FGIC), (AMT),
                               0.00%, 10/1/10                    596,900
 Aaa       AAA         500     Jacksonville, Excise Taxes
                               Revenue, (FGIC), 5.00%,
                               10/1/16                           510,370
 Aaa       AAA       1,000     Jacksonville, Excise Taxes
                               Revenue, (FGIC), (AMT),
                               5.70%, 10/1/09                  1,058,670
 Aaa       AAA         250     Orange, Tourist Development
                               Tax, (MBIA), 6.00%, 10/1/24       284,260
 Aaa       AAA         505     St. Petersburg Excise Tax,
                               (FGIC), 5.00%, 10/1/16            511,807
 Aaa       AAA         340     Sunrise Public Facilities,
                               (MBIA), 0.00%, 10/1/15            154,683
 Aaa       AAA         500     Tampa, Occupational License
                               Tax Revenue, (FGIC), 5.50%,
                               10/1/27                           528,975
 Aaa       AAA       2,000     Tampa, Utility Tax Revenue,
                               (AMBAC), 0.00%, 4/1/22(1)         632,540
-------------------------------------------------------------------------
                                                             $ 4,791,085
-------------------------------------------------------------------------

Insured-Transportation -- 10.8%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Dade County Aviation
                               Facilities, (Miami
                               International Airport),
                               (FSA), (AMT), 5.125%,
                               10/1/22                       $ 1,001,560
 Aaa       AAA       1,000     Dade County, Seaport
                               Revenue, (MBIA), 5.125%,
                               10/1/16                         1,031,560
 Aaa       AAA       1,000     Florida Ports Financing
                               Commission, (State
                               Transportation Trust Fund),
                               (MBIA), (AMT), 5.375%,
                               6/1/27                          1,027,880
-------------------------------------------------------------------------
                                                             $ 3,061,000
-------------------------------------------------------------------------

Insured-Water and Sewer -- 20.7%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Dade County, Water And
                               Sewer System, (FGIC),
                               5.25%, 10/1/26                $   515,005
 Aaa       AAA         325     Dade County, Water and
                               Sewer System, (FGIC),
                               5.375%, 10/1/16                   344,484
 Aaa       AAA         735     Enterprise Community
                               Development District,
                               (MBIA), 6.125%, 5/1/24(1)         808,235
 Aaa       AAA       1,000     Jacksonville, (AMBAC),
                               (AMT), 6.35%, 8/1/25            1,130,120
 Aaa       AAA       1,000     Lee County IDA, (Bonita
                               Springs), (MBIA), (AMT),
                               6.05%, 11/1/20                  1,080,580
 Aaa       AAA         500     North Port, Utility
                               Revenue, (FGIC), 6.25%,
                               10/1/22                           557,150
 Aaa       AAA         400     Titisville, (MBIA), 6.00%,
                               10/1/24                           454,816
 Aaa       AAA       1,000     Vero Beach, (FGIC),
                               5.00%, 12/1/21                  1,001,850
-------------------------------------------------------------------------
                                                             $ 5,892,240
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $26,336,636)                            $28,458,940
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 86.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At
January 31, 1999, the Portfolio's insured securities by financial institution are as follows:

                                                        % of
                                    Market Value        Market Value
-------------------------------------------------------------------------
American Capital Access  (ACA)       $   508,955         1.8%
American Municipal Bond Assurance
    Corp. (AMBAC)                      5,807,579        20.4
Financial Guaranty Insurance
    Corp. (FGIC)                       7,160,212        25.2
Financial Security Assurance
    (FSA)                              1,548,770         5.4
Municipal Bond Insurance Assoc.
    (MBIA)                             9,530,764        33.5
-------------------------------------------------------------------------
Total                                $24,556,280        86.3%
-------------------------------------------------------------------------

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.

(2) When-issued security.


                        See notes to financial statements

Hawaii Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited) Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
-------------------------------------------------------------------------

Electric Utilities -- 3.1%
-------------------------------------------------------------------------
 Baa1      BBB+     $1,500     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17      $   620,430
-------------------------------------------------------------------------
                                                             $   620,430
-------------------------------------------------------------------------

General Obligations -- 5.1%
-------------------------------------------------------------------------
 A1        A+       $  140     Hawaii State, 5.75%, 1/1/11   $   157,868
 Aa2       AA          750     Honolulu, 4.75%, 9/1/17           744,023
 Baa1      A           285     Puerto Rico, Public
                               Improvement, 0.00%, 7/1/15        132,260
-------------------------------------------------------------------------
                                                             $ 1,034,151
-------------------------------------------------------------------------

Hospital -- 15.9%
-------------------------------------------------------------------------
 A3        A        $  200     Hawaii State Department of
                               Budget and Finance, (Kaiser
                               Permanente), 5.15%, 3/1/15    $   202,308
 A2        A           635     Hawaii State Department of
                               Budget and Finance,
                               (Kapiolani Health System),
                               6.00%, 7/1/19                     675,964
 A1        AA-         870     Hawaii State Department of
                               Budget and Finance, (Queens
                               Health System), 5.75%,
                               7/1/26                            932,361
 NR        BB          750     Hawaii State Department of
                               Budget and Finance,
                               (Wahiawa General Hospital),
                               7.50%, 7/1/12                     808,500
 NR        BBB+        300     Hawaii State Department of
                               Budget and Finance, (Wilcox
                               Memorial Hospital), 5.35%,
                               7/1/18                            291,519
 NR        BBB+        300     Hawaii State Department of
                               Budget and Finance, (Wilcox
                               Memorial Hospital), 5.50%,
                               7/1/28                            293,988
-------------------------------------------------------------------------
                                                             $ 3,204,640
-------------------------------------------------------------------------

Housing -- 7.0%
-------------------------------------------------------------------------
 NR        AAA      $  200     Guam Housing Corp., Single
                               Family, 5.75%, 9/1/31         $   218,510
 Aa1       AA        1,000     Hawaii State Housing
                               Finance and Development,
                               Single Family, 5.90%, 7/1/27    1,048,869
 Aa1       AA          145     Hawaii State Housing
                               Finance and Development,
                               Single Family, (AMT),
                               6.00%, 7/1/26                     151,606
-------------------------------------------------------------------------
                                                             $ 1,418,985
-------------------------------------------------------------------------

Industrial Development Revenue -- 2.8%
-------------------------------------------------------------------------
 Ba2       BB       $  370     Hawaii State Department of
                               Transportation,
                               (Continental Airlines,
                               Inc.), (AMT), 5.625%,
                               11/15/27                      $   369,704
 Baa3      BBB-        180     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                     191,444
-------------------------------------------------------------------------
                                                             $   561,148
-------------------------------------------------------------------------

Insured-Education -- 5.3%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Hawaii State Housing
                               Development Corp.,
                               (University of Hawaii),
                               (AMBAC), 5.65%, 10/1/16       $   533,320
 Aaa       AAA         500     University of Hawaii Board
                               of Regents, University
                               System, (AMBAC),
                               5.65%, 10/1/12                    537,335
-------------------------------------------------------------------------
                                                             $ 1,070,655
-------------------------------------------------------------------------

Insured-Electric Utilities -- 8.6%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Hawaii State Department of
                               Budget and Finance,
                               (Hawaiian Electric Co.),
                               (MBIA), (AMT), 5.65%,
                               10/1/27                       $ 1,067,469
 Aaa       AAA         500     Hawaii State Department of
                               Budget and Finance,
                               (Hawaiian Electric Co.,
                               Inc.), (MBIA), (AMT),
                               6.60%, 1/1/25                     560,230
 Aaa       AAA         100     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03(1)                   116,625
-------------------------------------------------------------------------
                                                             $ 1,744,324
-------------------------------------------------------------------------

Insured-General Obligations -- 14.9%
-------------------------------------------------------------------------
 Aaa       AAA      $  350     Hawaii County, (FGIC),
                               5.55%, 5/1/10                 $   389,848
 Aaa       AAA         400     Hawaii State, (FGIC),
                               5.00%, 10/1/17                    404,096
 Aaa       AAA         250     Honolulu, (FGIC),
                               5.00%, 11/1/16                    254,883
 Aaa       AAA         305     Kauai County, (MBIA),
                               5.90%, 2/1/14                     333,649
 Aaa       AAA         910     Maui County, (FGIC),
                               5.00%, 9/1/17                     919,282
 Aaa       AAA         250     Maui County, (FGIC),
                               5.25%, 3/1/18                     258,813
 Aaa       AAA         420     Maui County, (FGIC),
                               5.30%, 9/1/14                     444,011
-------------------------------------------------------------------------
                                                             $ 3,004,582
-------------------------------------------------------------------------

                        See notes to financial statements

Hawaii Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------  Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
-------------------------------------------------------------------------

Insured-Hospital -- 3.0%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Hawaii State Department of
                               Budget and Finance, (Queens
                               Health System), (MBIA),
                               5.00%, 7/1/28                 $   497,310
 Aaa       AAA         100     Hawaii State Department of
                               Budget and Finance, (St.
                               Francis Medical Center),
                               (FSA), 6.50%, 7/1/22              109,648
-------------------------------------------------------------------------
                                                             $   606,958
-------------------------------------------------------------------------
Insured-Housing -- 2.5%
-------------------------------------------------------------------------
 Aaa       AAA      $  480     Honolulu, Mortgage Revenue
                               Bonds, (Smith Beretania),
                               (FHA Insured) (MBIA),
                               7.80%, 7/1/24                 $   512,155
-------------------------------------------------------------------------
                                                             $   512,155
-------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 1.2%
-------------------------------------------------------------------------
 Aaa       AAA      $  250     Hawaii State, (Kapolei
                               State Office Building),
                               (AMBAC),
                               5.00%, 5/1/18                 $   250,313
-------------------------------------------------------------------------
                                                             $   250,313
-------------------------------------------------------------------------

Insured-Transportation -- 8.1%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Hawaii State Airports
                               System, (FGIC), (AMT),
                               7.50%, 7/1/20                 $   535,100
 Aaa       AAA         100     Hawaii State Airports
                               System, (MBIA), (AMT),
                               6.90%, 7/1/12                     122,015
 Aaa       AAA         245     Hawaii State Airports
                               System, (MBIA), (AMT),
                               7.00%, 7/1/18                     266,636
 Aaa       AAA         650     Hawaii State Harbor
                               Revenue, (FGIC), (AMT),
                               6.375%, 7/1/24                    721,403
-------------------------------------------------------------------------
                                                             $ 1,645,154
-------------------------------------------------------------------------

Insured-Water and Sewer -- 5.3%
-------------------------------------------------------------------------
 Aaa       AAA      $1,000     Honolulu, City and County
                               Waste Water Systems,
                               (FGIC), 0.00%, 7/1/18         $   380,320
 Aaa       AAA         730     Honolulu, City and County
                               Waterworks System Revenue,
                               (FGIC), 4.50%, 7/1/28             683,105
-------------------------------------------------------------------------
                                                             $ 1,063,425
-------------------------------------------------------------------------

Special Tax Revenue -- 2.8%
-------------------------------------------------------------------------
 NR        AAA      $  300     Puerto Rico, Infrastructure
                               Financing Authority,          $   301,476
                               Variable Rate, 7/1/28(1)
 NR        BBB-        250     Virgin Islands PFA,
                               5.625%, 10/1/25                   257,798
-------------------------------------------------------------------------
                                                             $   559,274
-------------------------------------------------------------------------

Transportation -- 11.2%
-------------------------------------------------------------------------
 Aa3       AA       $  715     Hawaii State Highway
                               Revenue, 5.00%, 7/1/12        $   734,520
 Aa3       AA          250     Hawaii State Highway
                               Revenue, 5.50%, 7/1/18            271,770
 Baa1      A         1,300     Puerto Rico Highway and
                               Transportation Authority,
                               4.75%, 7/1/38                   1,260,544
-------------------------------------------------------------------------
                                                             $ 2,266,834
-------------------------------------------------------------------------

Water and Sewer -- 3.2%
-------------------------------------------------------------------------
 Aa3       AA       $  600     Honolulu, Water Supply
                               System, 5.80%, 7/1/16         $   651,660
-------------------------------------------------------------------------
                                                             $   651,660
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $18,724,580)                            $20,214,688
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.


The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 49.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 24.7% of total investments.

(1) Security has been issued as an inverse floater bond.


                        See notes to financial statements

Kansas Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
-------------------------------------------------------------------------

Electric Utilities -- 1.3%
-------------------------------------------------------------------------
 NR        BBB      $  150     Guam Power Authority,
                               6.625%, 10/1/14               $   166,484
-------------------------------------------------------------------------
                                                             $   166,484
-------------------------------------------------------------------------

Escrowed / Prerefunded -- 5.0%
-------------------------------------------------------------------------
 Aaa       A-       $  415     Labette County, SFMR,
                               Escrowed to Maturity,
                               0.00%, 12/1/14                $   195,477
 Aaa       NR        1,000     Saline County, SFMR, 1983
                               Series A, Escrowed to
                               Maturity, 0.00%, 12/1/15          437,510
-------------------------------------------------------------------------
                                                             $   632,987
-------------------------------------------------------------------------

General Obligations -- 12.2%
-------------------------------------------------------------------------
 Aa3       NR       $  400     Douglas County, Unified
                               School District #497,
                               6.00%, 9/1/15                 $   435,844
 Aa1       AA          890     Johnson County, Unified
                               School District #229,
                               5.00%, 10/1/16                    906,357
 Baa1      A           500     Puerto Rico, 0.00%, 7/1/18        196,385
-------------------------------------------------------------------------
                                                             $ 1,538,586
-------------------------------------------------------------------------

Hospital -- 6.3%
-------------------------------------------------------------------------
 NR        NR       $  225     Atchison, (Atchison
                               Hospital Assn.), 5.70%,
                               11/15/18                      $   227,502
 A3        NR          250     Lawrence, (Lawrence
                               Memorial Hospital), 6.20%,
                               7/1/19                            267,078
 NR        BBB-        300     Newton, (Newton Healthcare
                               Corp.), 5.75%, 11/15/24           303,330
-------------------------------------------------------------------------
                                                             $   797,910
-------------------------------------------------------------------------

Housing -- 22.2%
-------------------------------------------------------------------------
 Aaa       NR       $   65     Kansas City, Mortgage
                               Revenue, (GNMA), (AMT),
                               5.30%, 5/1/07                 $    67,851
 Aaa       NR           65     Kansas City, Mortgage
                               Revenue, (GNMA), (AMT),
                               5.30%, 11/1/07                     67,991
 Aaa       NR          155     Kansas City, Mortgage
                               Revenue, (GNMA), (AMT),
                               5.90%, 11/1/27                    162,993
 NR        AAA         345     Kansas City, Mortgage
                               Revenue, (GNMA), (AMT),
                               7.00%, 12/1/11                    364,982
 NR        AAA         220     Kansas City, Multifamily,
                               (FHA), 6.70%, 7/1/23              228,116
 Aa        NR          100     Kansas Development
                               Authority, Single Family,
                               (FHA), (Martin Creek),
                               6.60%, 8/1/34                     105,738
 Aaa       NR          110     Olathe and Labette County,
                               SFMR, (GNMA), (AMT), 8.10%,
                               8/1/23                            124,099
 NR        AAA         170     Olathe, Mortgage Revenue,
                               (GNMA), (AMT), 7.60%, 3/1/07      178,779
 NR        AAA         250     Olathe, Multifamily,
                               (FNMA), 6.45%, 6/1/19             268,308
 NR        AA          210     Puerto Rico Housing Finance
                               Corp., 7.50%, 4/1/22              221,903
 Aaa       NR          195     Sedgwick and Shawnee
                               County, SFMR, (GNMA),
                               7.75%, 11/1/24(1)                 221,586
 Aaa       NR          350     Sedgwick County, SFMR,
                               (GNMA), 8.00%, 5/1/25             396,365
 Aaa       NR           35     Sedgwick County, SFMR,
                               (GNMA), 8.20%, 5/1/14              39,516
 NR        AAA         350     Wichita, Multifamily,
                               (Broadmoor Chelsea
                               Apartments), (FNMA), (AMT),
                               5.65%, 7/1/16                     364,735
-------------------------------------------------------------------------
                                                             $ 2,812,962
-------------------------------------------------------------------------

Industrial Development Revenue -- 1.3%
-------------------------------------------------------------------------
 NR        NR       $  160     Topeka IDA, (Resers Fine
                               Foods, Inc.), (AMT), 5.40%,
                               4/1/05                        $   160,829
-------------------------------------------------------------------------
                                                             $   160,829
-------------------------------------------------------------------------

Insured-Education -- 2.0%
-------------------------------------------------------------------------
 Aaa       AAA      $  250     Johnson County Community
                               College, (Student Commons
                               and Parking Systems),
                               (MBIA), 5.05%, 11/15/21       $   251,228
-------------------------------------------------------------------------
                                                             $   251,228
-------------------------------------------------------------------------

Insured-Electric Utilities -- 11.0%
-------------------------------------------------------------------------
 Aaa       AAA      $  345     Burlington PCR, (Kansas Gas
                               & Electric Co.), (MBIA),
                               7.00%, 6/1/31(1)              $   375,943
 Aaa       AAA         100     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/02(2)                   113,125
 Aaa       AAA         500     Puerto Rico Electric Power
                               Authority, (FSA), 4.75%,
                               7/1/21                            491,515
 Aaa       AAA         400     Wellington Electric
                               Waterworks and Authority
                               Revenue, (AMBAC),
                               5.20%, 5/1/23                     409,560
-------------------------------------------------------------------------
                                                             $ 1,390,143
-------------------------------------------------------------------------

                        See notes to financial statements

Kansas Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
-------------------------------------------------------------------------

Insured-General Obligations -- 13.5%
-------------------------------------------------------------------------
 Aaa       AAA      $  200     Harvey County, Unified
                               School District #373,
                               (FSA), 4.80%, 9/1/18          $   199,212
 Aaa       AAA         200     Johnson County, Unified
                               School District #231,
                               (FGIC), 6.00%, 10/1/16            233,472
 Aaa       AAA         200     Kansas City, Utility
                               Systems, (FGIC),
                               6.375%, 9/1/23                    226,614
 Aaa       AAA         500     Sedgwick County, Unified
                               School District #267,
                               (AMBAC), 5.00%, 11/1/19           502,650
 Aaa       AAA         250     Sedgwick County, Unified
                               School District #267,
                               (AMBAC), 6.15%, 11/1/09           286,220
 Aaa       AAA         230     Sedgwick County, Unified
                               School District #267,
                               (AMBAC), 6.15%, 11/1/10           263,322
-------------------------------------------------------------------------
                                                             $ 1,711,490
-------------------------------------------------------------------------

Insured-Hospital -- 12.2%
-------------------------------------------------------------------------
 Aaa       NR       $  250     Kansas State DFA, (Medical
                               Center Inc.), (MBIA),
                               5.50%, 11/15/22               $   261,230
 Aaa       AAA         500     Kansas State DFA, (St.
                               Luke's), (MBIA), 5.375%,
                               11/15/26                          515,710
 Aaa       AAA         500     Kansas State DFA,
                               (Stormont-Vail) (MBIA),
                               5.80%, 11/15/11                   551,035
 Aaa       AAA         200     Olathe, Health Facilities,
                               (Evangelical Lutheran Good
                               Samaritan Society),
                               (AMBAC), 6.00%, 5/1/19            219,670
-------------------------------------------------------------------------
                                                             $ 1,547,645
-------------------------------------------------------------------------

Insured-Housing -- 2.9%
-------------------------------------------------------------------------
 NR        AA       $  100     Puerto Rico Housing Finance
                               Corp., (AMBAC), 7.50%,
                               10/1/11                       $   103,205
 Aaa       AAA         165     Sedgwick County, Mortgage
                               Loan Revenue, (MBIA),
                               (GNMA), (AMT), 7.50%,
                               12/1/09                           170,996
 Aaa       AAA          85     Sedgwick County, Mortgage
                               Loan Revenue, (MBIA),
                               (GNMA), (AMT), 7.50%,
                               12/1/10                            88,089
-------------------------------------------------------------------------
                                                             $   362,290
-------------------------------------------------------------------------

Insured-Senior Living / Life Care -- 4.0%
-------------------------------------------------------------------------
 Aaa       AAA      $  500     Kansas State DFA, (Sisters
                               Of Charity Leavenworth),
                               (MBIA), 5.00%, 12/1/25        $   500,165
-------------------------------------------------------------------------
                                                             $   500,165
-------------------------------------------------------------------------

Insured-Water and Sewer -- 3.0%
-------------------------------------------------------------------------
 Aaa       AAA      $  400     Wyandotte County & Kansas
                               City, (MBIA), 4.50%, 9/1/28   $   377,212
-------------------------------------------------------------------------
                                                             $   377,212
-------------------------------------------------------------------------

Transportation -- 3.1%
-------------------------------------------------------------------------
 Baa1      A-       $  400     Puerto Rico Highway and
                               Transportation Authority,
                               5.00%, 7/1/22                 $   398,072
-------------------------------------------------------------------------
                                                             $   398,072
-------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $12,002,845)                            $12,648,003
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1999, 48.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.6% to 24.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been issued as an inverse floater bond.


                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of January 31, 1999

                                                                           Florida
                                                                           Insured        Hawaii      Kansas
                                                                          Portfolio     Portfolio    Portfolio
-----------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                                      $26,336,636   $18,724,580   $12,002,845
    Unrealized appreciation                                                2,122,304     1,490,108       645,158
-----------------------------------------------------------------------------------------------------------------
Investments, at value                                                    $28,458,940   $20,214,688   $12,648,003
-----------------------------------------------------------------------------------------------------------------
Cash                                                                     $ 1,128,707   $       868   $    41,719
Receivable for investments sold                                                   --            --        25,399
Interest receivable                                                          420,328       188,551       150,226
Receivable from the Investment Adviser                                         3,403        17,604        17,654
Deferred organization expenses                                                   201           331           184
-----------------------------------------------------------------------------------------------------------------
Total assets                                                             $30,011,579   $20,422,042   $12,883,185
-----------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------
Payable for when-issued securities                                       $ 1,867,805   $        --   $        --
Demand note payable                                                               --        30,000            --
Payable for daily variation margin on open financial futures contracts            --            --           187
Payable to affiliate for Trustees' fees                                           --            64            64
Other accrued expenses                                                         4,158         2,430         1,656
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                        $ 1,871,963   $    32,494   $     1,907
-----------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                $28,139,616   $20,389,548   $12,881,278
-----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                  $26,017,312   $18,899,440   $12,236,907
Net unrealized appreciation (computed on the basis of identified cost)     2,122,304     1,490,108       644,371
-----------------------------------------------------------------------------------------------------------------
Total                                                                    $28,139,616   $20,389,548   $12,881,278
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Statement of Operations

For the Year Ended January 31, 1999


                                                     Florida Insured   Hawaii         Kansas
                                                        Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------
Interest                                               $ 1,375,409   $ 1,069,839    $   641,820
------------------------------------------------------------------------------------------------
Total investment income                                $ 1,375,409   $ 1,069,839    $   641,820
------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------
Investment adviser fee                                 $    48,856   $    30,797    $    18,618
Trustees fees and expenses                                   1,887           319            319
Custodian fee                                               18,457        15,097         11,733
Legal and accounting services                                1,134         1,132          4,690
Amortization of organization expenses                        2,430         2,078          2,196
Miscellaneous                                                5,271         6,317          6,098
------------------------------------------------------------------------------------------------
Total expenses                                         $    78,035   $    55,740    $    43,654
------------------------------------------------------------------------------------------------
Deduct --
    Reduction of investment adviser fee                $    28,821   $    30,797    $    18,618
    Allocation of expenses to the Investment Adviser         3,403        17,604         17,654
    Reduction of custodian fee                              18,364         7,339          7,382
------------------------------------------------------------------------------------------------
Total expense reductions                               $    50,588   $    55,740    $    43,654
------------------------------------------------------------------------------------------------

Net expenses                                           $    27,447   $        --    $        --
------------------------------------------------------------------------------------------------

Net investment income                                  $ 1,347,962   $ 1,069,839    $   641,820
------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)    $    75,215   $   295,989    $   101,748
    Financial futures contracts                             12,205       (28,986)       (28,004)
------------------------------------------------------------------------------------------------
Net realized gain                                      $    87,420   $   267,003    $    73,744
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                $   288,779   $  (101,778)   $    16,060
    Financial futures contracts                             12,983        12,298          5,582
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)   $   301,762   $   (89,480)   $    21,642
------------------------------------------------------------------------------------------------

Net realized and unrealized gain                       $   389,182   $   177,523    $    95,386
------------------------------------------------------------------------------------------------

Net increase in net assets from operations             $ 1,737,144   $ 1,247,362    $   737,206
------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1999


                                                                Florida Insured     Hawaii           Kansas
Increase (Decrease) in Net Assets                                  Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                         $  1,347,962    $  1,069,839    $    641,820
    Net realized gain                                                   87,420         267,003          73,744
    Net change in unrealized appreciation (depreciation)               301,762         (89,480)         21,642
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        $  1,737,144    $  1,247,362    $    737,206
---------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                 $  6,379,597    $  2,231,345    $  2,114,772
    Withdrawals                                                     (4,827,198)     (2,953,293)     (1,389,324)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions   $  1,552,399    $   (721,948)   $    725,448
---------------------------------------------------------------------------------------------------------------

Net increase in net assets                                        $  3,289,543    $    525,414    $  1,462,654
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                                              $ 24,850,073    $ 19,864,134    $ 11,418,624
---------------------------------------------------------------------------------------------------------------
At end of year                                                    $ 28,139,616    $ 20,389,548    $ 12,881,278
---------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1998

                                                                Florida Insured      Hawaii           Kansas
Increase (Decrease) in Net Assets                                  Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                         $  1,337,092    $  1,031,743    $    666,134
    Net realized gain                                                  301,794         269,040          86,194
    Net change in unrealized appreciation (depreciation)               811,156         513,990         382,975
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        $  2,450,042    $  1,814,773    $  1,135,303
---------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                 $  5,342,239    $  4,723,447    $  1,495,952
    Withdrawals                                                     (7,146,067)     (2,688,011)     (2,948,351)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions   $ (1,803,828)   $  2,035,436    $ (1,452,399)
---------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                             $    646,214    $  3,850,209    $   (317,096)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                                              $ 24,203,859    $ 16,013,925    $ 11,735,720
---------------------------------------------------------------------------------------------------------------
At end of year                                                    $ 24,850,073    $ 19,864,134    $ 11,418,624
---------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                        Florida Insured Portfolio
                                           ---------------------------------------------------
                                                         Year Ended January 31,
                                           ---------------------------------------------------
                                             1999      1998      1997      1996      1995(1)
----------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------
Net expenses(2)                              0.18%     0.07%     0.09%     0.07%     0.01%(3)
Net expenses after custodian fee             0.11%     0.00%     0.02%     0.00%       --
    reduction
Net investment income                        5.21%     5.63%     5.76%     5.82%     5.73%(3)
Portfolio Turnover                              9%       34%       36%       32%       33%
----------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)   $28,140   $24,850   $24,204   $21,416   $14,400
----------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses(2)                                  0.30%     0.48%     0.39%     0.39%     0.41%(3)
Expenses after custodian fee                 0.23%     0.41%     0.32%     0.32%       --
    reduction
Net investment income                        5.09%     5.22%     5.46%     5.50%     5.33%(3)
----------------------------------------------------------------------------------------------
                                                             Hawaii Portfolio
                                           ---------------------------------------------------
                                                           Year Ended January 31,
                                           ---------------------------------------------------
                                            1999      1998      1997      1996      1995(1)
----------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------
Net expenses(2)                             0.04%     0.03%     0.04%     0.06%     0.06%(3)
Net expenses after custodian fee            0.00%     0.00%     0.00%     0.00%       --
    reduction
Net investment income                       5.39%     5.70%     5.96%     6.01%     6.03%(3)
Portfolio Turnover                            29%       27%       21%       19%       66%
----------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)  $20,390   $19,864   $16,014   $15,578   $12,865
----------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(2)                                 0.28%     0.46%     0.43%     0.41%     0.38%(3)
Expenses after custodian fee                0.24%     0.43%     0.39%     0.35%       --
    reduction
Net investment income                       5.15%     5.27%     5.57%     5.66%     5.70%(3)
----------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.

(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolios to increase their expense ratios by the effect of any expense offset arrangements with their service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

(3) Annualized.


                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                             Kansas Portfolio
                                                  --------------------------------------------------------------------
                                                                           Year Ended January 31,
                                                  --------------------------------------------------------------------
                                                   1999          1998          1997          1996            1995(1)
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                    0.06%         0.05%         0.08%         0.09%           0.01%(3)
Net expenses after custodian fee reduction         0.00%         0.00%         0.00%         0.00%             --
Net investment income                              5.34%         5.79%         5.91%         5.93%           5.68%(3)
Portfolio Turnover                                   33%           17%           49%           21%             12%
----------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)         $12,881       $11,419       $11,736       $11,609          $8,306
----------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses(2)                                        0.36%         0.57%         0.48%         0.50%           0.43%(3)
Expenses after custodian fee reduction             0.30%         0.52%         0.40%         0.41%             --
Net investment income                              5.04%         5.27%         5.51%         5.52%           5.26%(3)
----------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.

(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.

(3) Annualized.

                        See notes to financial statements

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D


  available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

  I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 1999, each Portfolio incurred advisory fees as follows:

   Portfolio                                   Amount       Effective Rate*
  ------------------------------------------------------------------------------
   Florida Insured                              $48,856            0.19%
   Hawaii                                        30,797            0.16%
   Kansas                                        18,618            0.15%

    * As a percentage of average daily net assets.

  To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $28,821, $30,797 and $18,618, respectively, and $3,403, $17,604 and $17,654, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

  Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1999, no significant amounts have been deferred.

3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 1999 were as follows:

    Florida Insured Portfolio
  ------------------------------------------------------------------------------
    Purchases                                                $    5,967,242
    Sales                                                         2,370,428

    Hawaii Portfolio
  ------------------------------------------------------------------------------
    Purchases                                                $    6,349,648
    Sales                                                         5,697,572

    Kansas Portfolio
  ------------------------------------------------------------------------------
    Purchases                                                $    4,946,778
    Sales                                                         3,906,251

4 Federal Income Tax Basis of Investments
  -----------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1999, as computed on a federal income tax basis, are as follows:


     Florida Insured Portfolio
  ------------------------------------------------------------------------------
     Aggregate Cost                                        $    26,336,636
  ------------------------------------------------------------------------------
     Gross unrealized appreciation                         $     2,147,073
     Gross unrealized depreciation                                 (24,769)
  ------------------------------------------------------------------------------
     Net unrealized appreciation                           $     2,122,304
  ------------------------------------------------------------------------------

Eaton Vance Municipals Portfolios as of January 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D


    Hawaii Portfolio
  ------------------------------------------------------------------------------
    Aggregate Cost                                         $    18,724,580
  ------------------------------------------------------------------------------
    Gross unrealized appreciation                          $     1,501,775
    Gross unrealized depreciation                                  (11,667)
  ------------------------------------------------------------------------------
    Net unrealized appreciation                            $     1,490,108
  ------------------------------------------------------------------------------
    Kansas Portfolio
  ------------------------------------------------------------------------------
    Aggregate Cost                                         $    12,002,845
  ------------------------------------------------------------------------------
    Gross unrealized appreciation                          $       645,158
    Gross unrealized depreciation                                       --
  ------------------------------------------------------------------------------
    Net unrealized appreciation                            $       645,158
  ------------------------------------------------------------------------------

5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1999, the Hawaii Portfolio had a balance outstanding pursuant to this line of credit of $30,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 1999.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at January 31, 1999, is as follows:

                   Futures
                   Contracts
                   Expiration                                    Net Unrealized
   Portfolio       Date              Contracts        Position   Depreciation
  ------------------------------------------------------------------------------
   Kansas          3/99        1 U.S. Treasury Bond     Short            $787
  ------------------------------------------------------------------------------

  At January 31, 1999, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Portfolios as of January 31, 1999

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors of
Florida Insured Municipals Portfolio
Hawaii Municipals Portfolio
Kansas Municipals Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1999 and 1998 and the supplementary data for each of the four years in the period ended January 31, 1999 and for the period from the start of business, March 2, 1994, to January 31, 1995. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio at January 31, 1999, and the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.



                                                        DELOITTE & TOUCHE LLP
                                                        Boston, Massachusetts
                                                        March 5, 1999

Eaton Vance Municipals Portfolio as of January 31, 1999

Municipals Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President
Portfolio Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President
Portfolio Manager of Hawaii
Municipals Portfolio

Timothy T. Browse
Vice President
Portfolio Manager of Kansas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant